SCHEDULE OF TRADE AND OTHER RECEIVABLES (CURRENT) (Details) - AUD ($)		Jun. 30, 2021	Jun. 30, 2020
Trade and other current receivables [abstract]
Trade receivables		$ 120,237	$ 38,871
Less: loss allowance		(30,784)
Net trade receivables		89,453	38,871
Other current receivables	[1]	984,872	750,483
Total net current trade and other receivables		$ 1,074,325	$ 789,354

[1]	Other receivables majorly consists of R&D income grant receivable.